Financial Assets at Fair Value	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Financial Assets at Fair Value
18.
Financial assets at fair value
(a)
Financial assets at fair value through other comprehensive income

As at December 31, 2023 and 2024, the Group’s financial assets at fair value through other comprehensive income mainly represented its listed equity investment in Spotify Technology S.A. (“Spotify”) and Warner Music Group Corp (“WMG”).

Movement of financial assets at fair value through other comprehensive income is analyzed as follows:

	Year ended December 31,
	2023	2024
	RMB’million	RMB’million
Listed equity investments
At January 1	3,168	6,540
Fair value change	3,270	7,786
Currency translation differences	102	172
At December 31	6,540	14,498

(b)
Other investments

As at December 31, 2023 and 2024, the Group’s other investments represented financial assets at fair value through profit or loss. Movement of other investments is analyzed as follows:

	Year ended December 31,
	2023	2024
	RMB’million	RMB’million
At January 1	341	344
Additions	10	31
Fair value change	-	(23)
Disposal	(11)	—
Currency translation differences	4	3
At December 31	344	355
Of which are:
Current	37	46
Non-current	307	309
	344	355